Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

November 30, 2020

CPR-QTLY-0121
1.810692.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Automobiles - 3.7%
Automobile Manufacturers - 3.7%
Ferrari NV	8,297	$1,751,580
Tesla, Inc. (a)	30,100	17,084,760
Thor Industries, Inc.	2,700	260,577
		19,096,917
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	10,658	1,230,466
Diversified Consumer Services - 1.1%
Education Services - 1.1%
Bright Horizons Family Solutions, Inc. (a)	10,300	1,752,133
Grand Canyon Education, Inc. (a)	33,364	2,784,893
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,843	1,292,919
		5,829,945
Entertainment - 0.3%
Interactive Home Entertainment - 0.0%
NeoGames SA	900	19,728
Movies & Entertainment - 0.3%
Live Nation Entertainment, Inc. (a)	21,800	1,431,170

TOTAL ENTERTAINMENT		1,450,898

Food & Staples Retailing - 1.4%
Food Distributors - 1.0%
Performance Food Group Co. (a)	92,192	3,999,289
U.S. Foods Holding Corp. (a)	46,100	1,451,228
		5,450,517
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	46,432	1,903,248

TOTAL FOOD & STAPLES RETAILING		7,353,765

Food Products - 0.1%
Packaged Foods & Meats - 0.1%
JDE Peet's BV	7,400	285,798
Hotels, Restaurants & Leisure - 15.9%
Casinos & Gaming - 3.0%
Caesars Entertainment, Inc. (a)	114,949	7,830,326
Churchill Downs, Inc.	28,846	5,189,972
Penn National Gaming, Inc. (a)	31,711	2,219,770
		15,240,068
Hotels, Resorts & Cruise Lines - 2.7%
Extended Stay America, Inc. unit	184,500	2,529,495
Hilton Worldwide Holdings, Inc.	69,800	7,233,374
Marriott International, Inc. Class A	8,100	1,027,647
Marriott Vacations Worldwide Corp.	26,805	3,413,081
		14,203,597
Leisure Facilities - 1.1%
Planet Fitness, Inc. (a)	38,696	2,822,873
Vail Resorts, Inc.	10,412	2,872,046
		5,694,919
Restaurants - 9.1%
ARAMARK Holdings Corp.	72,968	2,553,880
Chipotle Mexican Grill, Inc. (a)	5,772	7,442,590
McDonald's Corp.	62,916	13,680,455
Noodles & Co. (a)	167,900	1,334,805
Restaurant Brands International, Inc.	34,500	1,966,078
Starbucks Corp.	182,987	17,936,386
Wendy's Co.	89,176	1,960,980
		46,875,174

TOTAL HOTELS, RESTAURANTS & LEISURE		82,013,758

Household Durables - 3.4%
Home Furnishings - 0.1%
Purple Innovation, Inc. (a)	1,506	44,909
Tempur Sealy International, Inc. (a)	19,600	493,724
		538,633
Homebuilding - 3.3%
D.R. Horton, Inc.	97,981	7,299,585
Lennar Corp. Class A	58,893	4,467,623
NVR, Inc. (a)	1,367	5,464,145
		17,231,353

TOTAL HOUSEHOLD DURABLES		17,769,986

Interactive Media & Services - 0.4%
Interactive Media & Services - 0.4%
Alphabet, Inc. Class A (a)	1,044	1,831,594
Internet & Direct Marketing Retail - 26.4%
Internet & Direct Marketing Retail - 26.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,700	1,237,792
Amazon.com, Inc. (a)	35,685	113,051,506
Expedia, Inc.	65,000	8,091,850
Farfetch Ltd. Class A (a)	25,900	1,415,435
MercadoLibre, Inc. (a)	3,700	5,747,321
Ocado Group PLC (a)	36,300	1,067,264
The Booking Holdings, Inc. (a)	1,200	2,434,140
The RealReal, Inc. (a)(b)	90,900	1,258,965
Wayfair LLC Class A (a)	6,912	1,758,136
		136,062,409
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
PayPal Holdings, Inc. (a)	5,037	1,078,522
Visa, Inc. Class A	4,300	904,505
		1,983,027
Leisure Products - 0.1%
Leisure Products - 0.1%
Vista Outdoor, Inc. (a)	21,700	447,671
Multiline Retail - 7.6%
Department Stores - 0.3%
Nordstrom, Inc.	52,600	1,363,392
General Merchandise Stores - 7.3%
B&M European Value Retail SA	192,686	1,218,283
Dollar General Corp.	62,371	13,633,053
Dollar Tree, Inc. (a)	89,212	9,745,519
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	47,702	4,200,638
Target Corp.	50,100	8,994,453
		37,791,946

TOTAL MULTILINE RETAIL		39,155,338

Personal Products - 0.1%
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	5,100	244,341
Yatsen Holding Ltd. ADR (b)	1,800	30,078
		274,419
Road & Rail - 0.3%
Trucking - 0.3%
Lyft, Inc. (a)	39,800	1,519,166
Specialty Retail - 24.8%
Apparel Retail - 7.1%
American Eagle Outfitters, Inc.	40,900	735,791
Aritzia LP (a)	27,300	490,420
Burlington Stores, Inc. (a)	62,000	13,549,480
Ross Stores, Inc.	81,927	8,808,791
TJX Companies, Inc.	209,913	13,331,575
		36,916,057
Automotive Retail - 2.0%
AutoZone, Inc. (a)	3,493	3,973,811
Carvana Co. Class A (a)	4,400	1,100,924
O'Reilly Automotive, Inc. (a)	11,884	5,257,957
		10,332,692
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	36,713	3,994,374
Home Improvement Retail - 12.9%
Floor & Decor Holdings, Inc. Class A (a)	52,406	4,197,197
Lowe's Companies, Inc.	147,634	23,004,330
The Home Depot, Inc.	142,417	39,507,900
		66,709,427
Specialty Stores - 2.0%
Dick's Sporting Goods, Inc.	42,900	2,437,149
Five Below, Inc. (a)	31,779	4,970,236
National Vision Holdings, Inc. (a)	35,353	1,513,462
Sally Beauty Holdings, Inc. (a)	62,700	721,050
Ulta Beauty, Inc. (a)	1,800	495,720
		10,137,617

TOTAL SPECIALTY RETAIL		128,090,167

Textiles, Apparel & Luxury Goods - 13.6%
Apparel, Accessories & Luxury Goods - 8.0%
adidas AG	6,705	2,139,858
Canada Goose Holdings, Inc. (a)	20,434	679,560
Capri Holdings Ltd. (a)	316,730	11,205,907
G-III Apparel Group Ltd. (a)	33,997	692,519
Hermes International SCA	723	703,448
Levi Strauss & Co. Class A (b)	51,400	945,246
lululemon athletica, Inc. (a)	9,630	3,565,219
LVMH Moet Hennessy Louis Vuitton SE	6,584	3,781,822
PVH Corp.	86,813	6,900,765
Ralph Lauren Corp.	28,438	2,438,559
Tapestry, Inc.	208,182	5,895,714
VF Corp.	31,066	2,590,904
		41,539,521
Footwear - 5.6%
Crocs, Inc. (a)	2,000	117,780
Deckers Outdoor Corp. (a)	20,227	5,149,592
NIKE, Inc. Class B	165,730	22,323,831
Puma AG	4,200	416,190
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	21,800	729,646
		28,737,039

TOTAL TEXTILES, APPAREL & LUXURY GOODS		70,276,560

TOTAL COMMON STOCKS
(Cost $277,594,415)		514,671,884

Money Market Funds - 1.0%
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)
(Cost $4,996,789)	4,996,289	4,996,789
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $282,591,204)		519,668,673
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,115,913)
NET ASSETS - 100%		$515,552,760

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,498
Fidelity Securities Lending Cash Central Fund	12,553
Total	$15,051

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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